12 Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets
12	Intangible assets

	In-process research and development £’000	Product and marketing rights £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2017	12,600	21,481	14,488	26	48,595
Additions	778	–	–	–	778
Foreign exchange	–	(1,625)	(1,044)	1	(2,668)
At 31 December 2017	13,378	19,856	13,444	27	46,705
Disposals	–	(21,022)	(11,808)	–	(32,830)
Foreign exchange	–	1,166	655	1	1,822
At 31 December 2018	13,378	–	2,291	28	15,697
Additions	–	–	–	9	9
Foreign exchange	–	–	–	(2)	(2)
At 31 December 2019	13,378	–	2,291	35	15,704

	In-process research and development £’000	Product and marketing rights £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation
At 1 January 2017	1,800	15,608	–	15	17,423
Amortisation charge for the year	–	1,574	–	3	1,577
Impairment	1,500	–	–	–	1,500
Foreign exchange	–	(1,443)	–	1	(1,442)
At 31 December 2017	3,300	15,739	–	19	19,058
Amortisation charge for the year	–	431	–	3	434
Disposals	–	(17,103)	–	–	(17,103)
Foreign exchange	–	933	–	1	934
At 31 December 2018	3,300	–	–	23	3,323
Amortisation charge for the year	–	–	–	3	3
Foreign exchange	–	–	–	(1)	(1)
At 31 December 2019	3,300	–	–	25	3,325
Net book value
At 31 December 2019	10,078	–	2,291	10	12,379
At 31 December 2018	10,078	–	2,291	5	12,374
At 31 December 2017	10,078	4,117	13,444	8	27,647

The individual intangible assets, excluding goodwill, which are material to the financial statements are:

	Carrying amount			Remaining amortisation period
	2019 £’000	2018 £’000	2017 £’000	2019 (years)	2018 (years)	2017 (years)
Midatech Pharma (Wales) Limited acquired IPRD	9,300	9,300	9,300	n/a in process	n/a in process	n/a in process
Midatech Pharma US, Inc., product and marketing rights	–	–	1,995	n/a	n/a	Between 1 and 3
Zuplenz® product and marketing rights	–	–	2,122	n/a	n/a	11
MTX110 acquired IPRD	778	778	778	n/a in process	n/a in process	n/a in process
	10,078	10,078	14,195